Cat Financial Financing Activities (Details 5) - Finance Receivables - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Customer
Impaired finance receivables
Recorded Investment With No Allowance Recorded	$ 408	$ 251
Unpaid Principal Balance With No Allowance Recorded	407	249
Related Allowance With No Allowance Recorded	0	0
Recorded Investment With An Allowance Recorded	193	362
Unpaid Principal Balance With An Allowance Recorded	191	360
Related Allowance With An Allowance Recorded	65	75
Recorded Investment, Total	601	613
Unpaid Principal Balance, Total	598	609
Related Allowance, Total	65	75
Average Recorded Investment With No Allowance Recorded	332	333	$ 421
Interest Income Recognized With No Allowance Recorded	10	11	12
Average Recorded Investment With An Allowance Recorded	268	274	238
Interest Income Recognized With An Allowance Recorded	10	12	6
Average Recorded Investment, Total	600	607	659
Interest Income Recognized, Total	20	23	18
Customer | North America
Impaired finance receivables
Recorded Investment With No Allowance Recorded	12	14
Unpaid Principal Balance With No Allowance Recorded	12	14
Related Allowance With No Allowance Recorded	0	0
Recorded Investment With An Allowance Recorded	14	6
Unpaid Principal Balance With An Allowance Recorded	13	6
Related Allowance With An Allowance Recorded	4	1
Recorded Investment, Total	26	20
Unpaid Principal Balance, Total	25	20
Related Allowance, Total	4	1
Average Recorded Investment With No Allowance Recorded	12	20	25
Interest Income Recognized With No Allowance Recorded	1	1	3
Average Recorded Investment With An Allowance Recorded	9	9	18
Interest Income Recognized With An Allowance Recorded	0	0	1
Average Recorded Investment, Total	21	29	43
Interest Income Recognized, Total	1	1	4
Customer | Europe
Impaired finance receivables
Recorded Investment With No Allowance Recorded	41	44
Unpaid Principal Balance With No Allowance Recorded	41	43
Related Allowance With No Allowance Recorded	0	0
Recorded Investment With An Allowance Recorded	11	12
Unpaid Principal Balance With An Allowance Recorded	10	12
Related Allowance With An Allowance Recorded	5	4
Recorded Investment, Total	52	56
Unpaid Principal Balance, Total	51	55
Related Allowance, Total	5	4
Average Recorded Investment With No Allowance Recorded	42	47	49
Interest Income Recognized With No Allowance Recorded	1	1	1
Average Recorded Investment With An Allowance Recorded	14	21	22
Interest Income Recognized With An Allowance Recorded	1	1	1
Average Recorded Investment, Total	56	68	71
Interest Income Recognized, Total	2	2	2
Customer | Asia Pacific
Impaired finance receivables
Recorded Investment With No Allowance Recorded	1	1
Unpaid Principal Balance With No Allowance Recorded	1	1
Related Allowance With No Allowance Recorded	0	0
Recorded Investment With An Allowance Recorded	34	29
Unpaid Principal Balance With An Allowance Recorded	34	29
Related Allowance With An Allowance Recorded	4	8
Recorded Investment, Total	35	30
Unpaid Principal Balance, Total	35	30
Related Allowance, Total	4	8
Average Recorded Investment With No Allowance Recorded	2	3	4
Interest Income Recognized With No Allowance Recorded	0	0	0
Average Recorded Investment With An Allowance Recorded	35	22	18
Interest Income Recognized With An Allowance Recorded	2	1	1
Average Recorded Investment, Total	37	25	22
Interest Income Recognized, Total	2	1	1
Customer | Mining
Impaired finance receivables
Recorded Investment With No Allowance Recorded	84	29
Unpaid Principal Balance With No Allowance Recorded	84	29
Related Allowance With No Allowance Recorded	0	0
Recorded Investment With An Allowance Recorded	11	138
Unpaid Principal Balance With An Allowance Recorded	11	137
Related Allowance With An Allowance Recorded	3	9
Recorded Investment, Total	95	167
Unpaid Principal Balance, Total	95	166
Related Allowance, Total	3	9
Average Recorded Investment With No Allowance Recorded	75	69	61
Interest Income Recognized With No Allowance Recorded	3	3	3
Average Recorded Investment With An Allowance Recorded	39	90	1
Interest Income Recognized With An Allowance Recorded	1	7	0
Average Recorded Investment, Total	114	159	62
Interest Income Recognized, Total	4	10	3
Customer | Latin America
Impaired finance receivables
Recorded Investment With No Allowance Recorded	28	34
Unpaid Principal Balance With No Allowance Recorded	28	34
Related Allowance With No Allowance Recorded	0	0
Recorded Investment With An Allowance Recorded	53	42
Unpaid Principal Balance With An Allowance Recorded	53	42
Related Allowance With An Allowance Recorded	21	12
Recorded Investment, Total	81	76
Unpaid Principal Balance, Total	81	76
Related Allowance, Total	21	12
Average Recorded Investment With No Allowance Recorded	31	30	11
Interest Income Recognized With No Allowance Recorded	0	0	0
Average Recorded Investment With An Allowance Recorded	56	36	44
Interest Income Recognized With An Allowance Recorded	3	1	2
Average Recorded Investment, Total	87	66	55
Interest Income Recognized, Total	3	1	2
Customer | Caterpillar Power Finance
Impaired finance receivables
Recorded Investment With No Allowance Recorded	242	129
Unpaid Principal Balance With No Allowance Recorded	241	128
Related Allowance With No Allowance Recorded	0	0
Recorded Investment With An Allowance Recorded	70	135
Unpaid Principal Balance With An Allowance Recorded	70	134
Related Allowance With An Allowance Recorded	28	41
Recorded Investment, Total	312	264
Unpaid Principal Balance, Total	311	262
Related Allowance, Total	28	41
Average Recorded Investment With No Allowance Recorded	170	164	271
Interest Income Recognized With No Allowance Recorded	5	6	5
Average Recorded Investment With An Allowance Recorded	115	96	135
Interest Income Recognized With An Allowance Recorded	3	2	1
Average Recorded Investment, Total	285	260	406
Interest Income Recognized, Total	8	8	6
Dealer
Impaired finance receivables
Recorded Investment, Total	$ 0	0
Average Recorded Investment, Total		$ 0	$ 0